RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Non-bearing interest indebtedness	$ 599,999	$ 304,466
Research and development
RELATED PARTY TRANSACTIONS
Consulting expense from related party	48,000	8,000
Consulting expense
RELATED PARTY TRANSACTIONS
Consulting expense from related party		100,000
Dr. Myers
RELATED PARTY TRANSACTIONS
Monthly payment amount	25,000
Non-bearing interest indebtedness	300,000	125,000
Outstanding indebtedness	2,259,000
Ms. Carter
RELATED PARTY TRANSACTIONS
Monthly payment amount	25,000
Non-bearing interest indebtedness	300,000	$ 160,000
Outstanding indebtedness	$ 1,865,000